Parent company financial statement (Tables)	12 Months Ended
Jun. 30, 2018
Condensed financial statements [Abstract]
Condensed Statement Of Financials [Text Block]
The following presents Hailiang Education Group Inc. or parent only financial information.

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS
FOR THE YEARS ENDED JUNE 30, 2016, 2017 AND 2018
(Amounts in thousands)

	2016	2017	2018
	RMB	RMB	RMB
Revenue	—	—	—
Cost of revenue	—	—	(2,299)

Gross profit	—	—	(2,299)
Other income, net	—	—	—
Selling expenses	—	—	—
Administrative expenses	(10,195)	(4,148)	(9,124)

Operating loss	(10,195)	(4,148)	(11,423)

Net finance expenses	(7)	(8)	(17)

Loss before tax	(10,202)	(4,156)	(11,440)
Income tax expense	—	—	—

Loss	(10,202)	(4,156)	(11,440)
Other comprehensive income (loss)-foreign currency translation differences	9,980	2,643	(3,016)

Total comprehensive loss	(222)	(1,513)	(14,456)

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF FINANCIAL POSITION
AS OF JUNE 30, 2017 AND 2018
(Amounts in thousands)

	2017 RMB	2018 RMB
Assets
Other receivables from subsidiaries	20,178	20,330
Other receivable from related parties	98,229	86,997
Cash	2,508	526

Current assets	2,508	107,853

Total assets	120,915	107,853

Shareholders’ equity
Share capital	267	268
Share premium	134,584	134,583
Translation reserve	12,126	9,110
Accumulated losses	(26,063)	(37,503)

Total shareholders’ equity	120,914	106,458

Liabilities
Other payables due to third parties	—	1,393
Other payables due to related parties	1	2

Current liabilities	1	1,395

Total liabilities	1	1,395

Total shareholders’ equity and liabilities	120,915	107,853

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED JUNE 30, 2016, 2017 AND 2018
(Amounts in thousands)

	2016	2017	2018
	RMB	RMB	RMB
Cash flows from operating activities
Loss for the year	(10,202)	(4,156)	(11,440)
Adjustments for:
Share based payment	1,459	—	—
Change in other payables due to third parties	(7,141)	(1,851)	1,393
Change in other payables due to a related party	(2,087)	(651)	1
Change in other receivable due from subsidiaries	(1,487)	(347)	(152)
Change in other receivable due from related parties	—	—	3,623

Net cash used in operating activities	(19,458)	(7,005)	(6,575)

Cash flows from investing activities
Loan made to a related party	—	(98,229)	—

Net cash used in investing activities	—	(98,229)	—

Cash flows from financing activities
Proceeds from issue of ordinary shares	122,369	—	—
Payment of new shares issuance cost	(7,844)	—	—
Loan made from related parties	—	—	7,609

Net cash from financing activities	114,525	—	7,609

Net foreign exchange loss/(gain)	9,980	2,642	(3,016)
Net increase/(decrease) in cash	105,047	(102,592)	(1,982)
Cash at the beginning of the year	53	105,100	2,508
Cash at end of the year	105,100	2,508	526